Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

1. Nature of Business

Maison Insurance Holdings, Inc. was incorporated on October 2, 2012 in the State of Delaware. On November 19, 2013, its legal name was changed from Maison Insurance Holdings, Inc. to 1347 Property Insurance Holdings, Inc. (“PIH”). PIH is a holding company and is engaged, through its subsidiaries, in the property and casualty insurance business. Unless context denotes otherwise, the terms “Company,” “we,” “us,” and “our” refer to 1347 Property Insurance Holdings, Inc., and its subsidiaries.

Prior to March 31, 2014, PIH was a wholly owned subsidiary of Kingsway America Inc. (“KAI”). KAI, in turn, is a wholly owned subsidiary of Kingsway Financial Services Inc. (“KFSI”), a publicly owned holding company based in Toronto, Ontario, Canada. On March 31, 2014, PIH completed an initial public offering (“IPO”) of its common stock. On June 13, 2014, PIH completed a follow-on offering of its common stock to the public. Through the combination of the IPO and follow-on offering, PIH issued approximately five million shares of its common stock, while KAI, and entities affiliated with KAI retained one million shares of PIH. On October 25, 2017, KAI entered into a purchase agreement with Fundamental Global Investors, LLC (“FGI”) pursuant to which KAI agreed to sell 900,000 shares of our common stock to FGI or to one of FGI’s affiliate companies in two separate transactions. The first transaction, for the sale of 475,428 shares of our common stock, occurred on November 1, 2017. The second transaction, for the sale of 424,572 shares of our common stock is conditioned on approval of the transaction by both the LDI and FL OIR by January 23, 2018. FGI is affiliated with D. Kyle Cerminara, where he serves as Chief Executive Officer, Co-Founder and Partner, and Lewis M. Johnson, where he serves as President, Co-Founder and Partner. Messrs. Cerminara and Johnson are also members of our Board of Directors. Should the second transaction be consummated, FGI, and entities affiliated with FGI, would own 43% of our outstanding common shares.

PIH has three wholly-owned subsidiaries; Maison Insurance Company (“Maison”), a Louisiana-domiciled property and casualty insurance company, Maison Managers, Inc. (“MMI”), a managing general agent, incorporated in the State of Delaware, and ClaimCor, LLC (“ClaimCor”), a Florida based claims and underwriting solutions company. Maison processes claims made by its policyholders through ClaimCor, and also through various third-party claims adjusting companies. MMI has ultimate authority over the claims handling process, while the agencies that we appoint have no authority to settle our claims or otherwise exercise control over the claims process.

Maison began providing homeowners insurance, manufactured home insurance and dwelling fire insurance to individuals in Louisiana in December 2012. Maison writes both full peril property policies as well as wind/hail only exposures in Louisiana and distributes its policies through a network of independent insurance agencies. Maison began assuming wind/hail only insurance for commercial properties in Texas beginning in June 2015. In September 2015, Maison began writing manufactured home policies in the State of Texas on a direct basis, and in March 2016, Maison began writing homeowner policies in Texas.

In addition to the voluntary policies that Maison writes, Maison has participated in the last five rounds of take-outs from Louisiana Citizens Property Insurance Company (“LA Citizens”), occurring on December 1st of each year, as well as the inaugural depopulation of policies from the Texas Windstorm Insurance Association (“TWIA”), which occurred on December 1, 2016. Under these programs, state-approved insurance companies, such as Maison, have the opportunity to assume insurance policies written by both LA Citizens and TWIA. The majority of policies that we have obtained through LA Citizens as well as all of the policies we have obtained through TWIA cover losses arising only from wind and hail. Prior to our takeout, some of these LA Citizens and TWIA policyholders may not have been able to obtain such coverage from any other marketplace.

On March 1, 2017, Maison received a certificate of authority from the Florida Office of Insurance Regulation (“FL OIR”) which authorizes Maison to write personal lines insurance in the State of Florida. Pursuant to the consent order issued, Maison has agreed to comply with certain requirements as outlined by the FL OIR until Maison can demonstrate three consecutive years of net income following the Company’s admission into Florida as evidenced by its Annual Statement filed with the FL OIR via the National Association of Insurance Commissioners electronic filing system. Among other requirements, the FL OIR requires the following as conditions related to the issuance of Maison’s certificate of authority:

●	Although domiciled in the State of Louisiana, Maison has agreed to comply with the Florida Insurance Code as if Maison were a domestic insurer within the State of Florida;
●	Maison has agreed to maintain capital and surplus as to policyholders of no less than $35,000;
●	Maison has agreed to receive prior approval from the FL OIR prior to the payment of any dividends; and
●	Maison has agreed to receive written approval from the FL OIR regarding any form of policy issued or rate charged to its policyholders prior to utilizing any such form or rate for policies written in the State of Florida.

To comply with the consent order, on March 31, 2017, Maison received a capital contribution from PIH in the amount of $16,000. As of September 30, 2017, Maison has not written any insurance policies covering risks in the State of Florida.

On September 29, 2017, Maison received authorization from the FL OIR to assume personal lines policies from Florida Citizens Property Insurance Corporation (“FL Citizens”) pursuant to a proposal of depopulation which Maison filed with FL Citizens on August 18, 2017. Accordingly, Maison plans to enter the Florida market via the assumption of policies from FL Citizens in December, 2017. The order approving Maison’s assumption of policies limits the number of policies which Maison may assume in 2017, and also stipulates that Maison maintain catastrophe reinsurance at such levels as deemed appropriate by the FL OIR.

MMI serves as the Company’s management services subsidiary, known as a managing general agency, and provides underwriting, policy administration, claims administration, marketing, accounting, and other management services to Maison. MMI contracts primarily with independent agencies for policy sales and services, and also contracts with an independent third-party for policy administration services. As a managing general agency, MMI is licensed by and subject to the regulatory oversight of the Louisiana Department of Insurance (“LDI”), Texas Department of Insurance (“TDI”) and the FL OIR.

1. Nature of Business

Maison Insurance Holdings, Inc. was incorporated on October 2, 2012 in the State of Delaware. On November 19, 2013, the Company changed its legal name from Maison Insurance Holdings, Inc. to 1347 Property Insurance Holdings, Inc. (“PIH”). PIH is a holding company and is engaged, through its subsidiaries, in the property and casualty insurance business. Unless context denotes otherwise, the terms “Company,” “we,” “us,” and “our,” refer to 1347 Property Insurance Holdings, Inc., and its subsidiaries.

Prior to March 31, 2014, the Company was a wholly owned subsidiary of Kingsway America Inc. (“KAI”). KAI in turn, is a wholly owned subsidiary of Kingsway Financial Services Inc. (“KFSI”), a publicly owned holding company based in Toronto, Ontario, Canada. On March 31, 2014, the Company completed an initial public offering of its common stock and then on June 13, 2014, the Company completed a follow-on offering. Through the combination of the Company’s IPO and follow-on offering, we issued approximately five million shares of our common stock. As of December 31, 2016 KAI and companies affiliated with KAI held approximately 975,000 shares of our common stock, equivalent to 16.4% of our outstanding shares.

PIH has three wholly-owned subsidiaries; Maison Insurance Company (“Maison”), a Louisiana-domiciled property and casualty insurance company, Maison Managers, Inc. (“MMI”), a managing general agent, incorporated in the State of Delaware, and ClaimCor, LLC (“ClaimCor”), a Florida based claims solutions company.

Maison began providing homeowners insurance, manufactured home insurance and dwelling fire insurance to individuals in Louisiana in December 2012. Maison writes both full peril property policies as well as wind/hail only exposures in Louisiana and distributes its policies through independent insurance agents. Maison began assuming wind/hail only insurance for commercial properties in Texas beginning in June 2015. In September 2015, Maison began writing manufactured home policies in the State of Texas on a direct basis.

In addition to the voluntary policies Maison writes, we have participated in the last five rounds of depopulation programs implemented by Louisiana Citizens Property Insurance Company (“Citizens”), occurring on December 1st of each year as well as the inaugural depopulation of policies from the Texas Windstorm Insurance Association (“TWIA”) which occurred on December 1, 2016. Under these programs, state-approved insurance companies, such as Maison, have the opportunity to assume insurance policies written by both Citizens and TWIA.

MMI serves as the Company’s management services subsidiary as a general agency providing underwriting, policy administration, claims administration, marketing, financial and other management services to Maison. MMI contracts with independent agents for policy sales and services, and contracts with an independent third-party for policy administration services. As a managing general agency, MMI is licensed by, and subject to the regulatory oversight of both the Louisiana and Texas Departments of Insurance (“LDI” and “TDI”, respectively).

On January 2, 2015, the Company completed its acquisition of 100% of the membership interest of ClaimCor, a claims and underwriting technical solutions company. Maison processes claims made by its policyholders through ClaimCor, and also through various third-party claims adjusting companies.